Note 8 - Income Taxes (Detail) - Deferred Income Taxes Are Shown On The Balance Sheet As Follows: (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Total current assets	$ 12,000	$ 108,000	$ (79,000)	$ 1,289,000
Total other assets	206,000		392,000	348,000
Total	$ 218,000		$ 313,000